ACQUISITIONS AND DISPOSITION	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS AND DISPOSITION	ACQUISITIONS AND DISPOSITION
Acquisitions
Argo Group International Holdings, Inc.
On November 16, 2023, the Company acquired Argo Group International Holdings, Ltd. On November 30, 2023, Argo Group International Holdings, Ltd. was re-domiciled to a U.S. corporation and changed its name to Argo Group International Holdings, Inc. (“Argo”). Argo is an underwriter of specialty insurance products in the property and casualty market. Upon closing of the acquisition, the Company acquired 100% of all Argo’s issued and outstanding shares in exchange for $30 per share in an all-cash transaction for $1.1 billion. The Company acquired all assets and assumed all liabilities of Argo as of the closing date, and consolidates the business for financial statement purposes. The acquired business contributed revenues of $191 million and net profit of $1 million to the Company for the period from November 16, 2023 to December 31, 2023. Had the acquisition occurred on January 1, 2022, the consolidated unaudited pro forma revenue and net profit (loss) would be $8.3 billion and $587 million, respectively, for the year ended December 31, 2023 and $6.1 billion and $326 million, respectively, for the year ended December 31, 2022. The pro forma amounts have been calculated using the subsidiary’s results and adjusting them for the revised depreciation and amortization that would have been charged assuming the fair value adjustments to investments, property and equipment and intangible assets had applied from January 1, 2022, together with the consequential tax effects.
Accounting for the acquisition of Argo is not finalized, and there remains some measurement uncertainty on the acquisition valuation, which is pending completion of a comprehensive evaluation of the net assets acquired within the next twelve months, including but not limited to identifiable intangible assets, fixed assets, deferred income tax assets and liabilities for unpaid claims and claim adjustment expenses. The financial statements as of December 31, 2023 reflect management’s current best estimate of the purchase price allocation. Final valuation of the assets acquired and liabilities assumed and the completion of the purchase price allocation will occur by the fourth quarter of 2024.
The initial acquisition accounting resulted in a bargain purchase gain, which represents the excess of the fair value of net assets acquired over the purchase price. As of December 31, 2023, due to the aforementioned twelve-month measurement period, the Company deferred the recognition of such gain by recognizing a provisional deferred credit of $51 million within “Other liabilities” on the statements of financial position. The provisional bargain purchase gain was attributable to the negotiation process with Argo.
Acquisition costs of $13 million incurred at the acquisition date were recorded as “Operating expenses” in the statements of operations.
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed at the acquisition date:

Assets acquired	US$ MILLIONS
Investments	$3,460
Cash and cash equivalents	713
Accrued investment income	17
Value of business acquired	176
Reinsurance funds withheld	20
Premiums due and other receivables	332
Ceded unearned premiums	388
Deferred tax asset	54
Reinsurance recoverables	2,982
Property and equipment	85
Intangible assets	186
Other assets	166
Total assets acquired	8,579
Liabilities assumed
Policy and contract claims	5,526
Unearned premium reserve	986
Subsidiary borrowings	369
Other liabilities	451
Total liabilities assumed	7,332
Less: Non-controlling interest	137
Net assets acquired	1,110
Deferred gain on bargain purchase	$51
American National Group, LLC
On May 25, 2022, the Company acquired American National. American National offers a broad portfolio of insurance products, including individual and group life insurance, annuities, health insurance, and property and casualty insurance. Under the terms of the Merger Agreement, the Company acquired 100% of all American National’s issued and outstanding shares in exchange for $190 per share, which is equivalent to $5.1 billion. The consideration was all cash. The Company acquired all assets and assumed all liabilities of American National as of the closing date, and consolidates the business for financial statement purposes. The acquired business contributed revenues of $2.3 billion and net profit of $324 million to the Company for the period from May 25 to December 31, 2022. Had the acquisition occurred on January 1, 2021, the consolidated unaudited pro forma revenue and net profit would be $5.8 billion and $634 million, respectively, for the year ended December 31, 2022 and $5.4 billion and $588 million, respectively, for the year ended December 31, 2021. The pro forma amounts have been calculated using the subsidiary’s results and adjusting them for the revised depreciation and amortization that would have been charged assuming the fair value adjustments to investments, property and equipment and intangible assets had applied from January 1, 2021, together with the consequential tax effects.
As part of re-assessing the final valuations of certain assets, such as intangible assets and goodwill, and certain liabilities, the Company recognized measurement period adjustments to reflect new information obtained about facts and circumstances that existed as of the acquisition date. Measurement period adjustments consist primarily of a decrease of $37 million to property and equipment, a decrease of $16 million to value of business acquired, an increase of $19 million to goodwill and a decrease of $29 million to future policy benefits.
The valuation was finalized in the second quarter of 2023 as follows:

Assets acquired	US$ MILLIONS
Investments	$22,519
Cash and cash equivalents	1,021
Accrued investment income	101
Value of business acquired	555
Premiums due and other receivables	437
Ceded unearned premiums	45
Deferred tax assets	374
Reinsurance recoverables	410
Property and equipment	138
Intangible assets	51
Equity accounted investment	1,402
Investment properties	541
Other assets	296
Separate account assets	1,123
Total assets acquired	29,013
Liabilities assumed
Future policy benefits	5,304
Policyholders’ account balances	13,880
Policy and contract claims	1,706
Unearned premium reserve	1,073
Other policyholder funds	324
Notes payable	158
Other liabilities	449
Separate account liabilities	1,123
Total liabilities assumed	24,017
Less: Non-controlling interest	(10)
Net assets acquired	4,986
Goodwill	$121
Disposition of Held-for-Sale Business
On December 1, 2023, the Company closed the sale of its held-for-sale health insurance business to a third party. The business was acquired by a third party for cash proceeds of $79 million through their acquisition of 100% of the stock of one wholly-owned subsidiary and certain reinsurance transactions. The carrying value of the disposed business was approximately $36 million. After taking into account the transaction and other costs of $10 million, the Company recognized a pre-tax gain on the sale of $33 million, which is included in “Investment related gains (losses)” in the statements of operations.